Freedom Day Dividend ETF
Schedule of Investments
June 30, 2023 (Unaudited)

Shares		Value
COMMON STOCKS - 98.1%
Aerospace & Defense - 2.1%
3,006	Lockheed Martin Corp.	$1,383,902

Asset Management & Custody Banks - 1.7%
1,642	BlackRock, Inc.	1,134,852

Biotechnology - 1.5%
7,613	AbbVie, Inc.	1,025,699

Broadcasting - 2.1%
8,208	Nexstar Media Group, Inc.	1,367,042

Building Products - 4.5%
31,893	Carrier Global Corp.	1,585,401
10,917	Owens Corning	1,424,669
		3,010,070
Commercial & Residential Mortgage Finance - 2.3%
10,852	Federal Agricultural Mortgage Corp. - Class C	1,559,866

Commodity Chemicals - 1.8%
12,790	LyondellBasell Industries N.V. - Class A ADR (a)	1,174,506

Copper - 1.9%
31,738	Freeport-McMoRan, Inc.	1,269,520

Distributors - 1.7%
6,550	Genuine Parts Co.	1,108,457

Diversified Banks - 3.8%
9,347	JPMorgan Chase & Co.	1,359,428
19,243	Toronto-Dominion Bank ADR (a)	1,193,258
		2,552,686
Diversified Metals & Mining - 1.5%
17,052	BHP Group Ltd. ADR (a)	1,017,493

Food Retail - 1.9%
27,628	Kroger Co.	1,298,516

Health Care Services - 3.9%
5,102	Cigna Group	1,431,621
8,264	Quest Diagnostics, Inc.	1,161,588
		2,593,209
Home Improvement Retail - 2.3%
6,790	Lowe’s Cos., Inc.	1,532,503

Homebuilding - 2.1%
29,449	MDC Holdings, Inc.	1,377,330

Freedom Day Dividend ETF
Schedule of Investments (Continued)
June 30, 2023 (Unaudited)

Shares		Value
Homefurnishing Retail - 1.7%
9,124	Williams-Sonoma, Inc.	$1,141,777

Industrial Machinery & Supplies & Components - 2.1%
16,412	Mueller Industries, Inc.	1,432,439

Investment Banking & Brokerage - 3.7%
35,790	Jefferies Financial Group, Inc.	1,187,154
15,313	Morgan Stanley	1,307,730
		2,494,884
IT Consulting & Other Services - 2.1%
4,466	Accenture PLC - Class A ADR (a)	1,378,118

Managed Health Care - 1.8%
2,486	UnitedHealth Group, Inc.	1,194,871

Marine Transportation - 1.5%
13,231	Matson, Inc.	1,028,446

Metal, Glass & Plastic Containers - 1.9%
18,091	Greif, Inc. - Class A	1,246,289

Oil & Gas Exploration & Production - 8.4%
23,175	Canadian Natural Resources Ltd. ADR (a)	1,303,826
10,890	ConocoPhillips	1,128,313
17,647	EOG Resources, Inc.	2,019,523
5,590	Pioneer Natural Resources Co.	1,158,136
		5,609,798
Oil & Gas Refining & Marketing - 1.5%
8,637	Marathon Petroleum Corp.	1,007,074

Oil & Gas Storage & Transportation - 4.2%
52,811	Enterprise Products Partners LP	1,391,570
42,755	Williams Cos., Inc.	1,395,096
		2,786,666
Other Specialty Retail - 3.8%
9,348	Dick’s Sporting Goods, Inc.	1,235,712
5,887	Tractor Supply Co.	1,301,616
		2,537,328
Packaged Foods & Meats - 2.0%
18,568	Mondelez International, Inc. - Class A	1,354,350

Pharmaceuticals - 7.2%
17,353	Bristol-Myers Squibb Co.	1,109,724
5,899	Eli Lilly & Co.	2,766,512
26,032	Pfizer, Inc.	954,854
		4,831,090
Property & Casualty Insurance - 2.5%
12,599	Progressive Corp.	1,667,730

Freedom Day Dividend ETF
Schedule of Investments (Continued)
June 30, 2023 (Unaudited)

Shares		Value
Semiconductor Materials & Equipment - 4.3%
2,036	ASML Holding N.V. (a)	$1,475,591
2,803	KLA Corp.	1,359,511
		2,835,102
Semiconductors - 4.0%
1,733	Broadcom, Inc.	1,503,256
6,295	Texas Instruments, Inc.	1,133,226
		2,636,482
Soft Drinks & Non-alcoholic Beverages - 2.1%
7,526	PepsiCo, Inc.	1,393,966

Systems Software - 2.2%
4,244	Microsoft Corp.	1,445,252

Technology Hardware, Storage & Peripherals - 1.9%
42,073	HP, Inc.	1,292,062

Tobacco - 2.0%
13,327	Philip Morris International, Inc.	1,300,982

Trading Companies & Distributors - 2.1%
3,607	Watsco, Inc.	1,375,962
	TOTAL COMMON STOCKS (Cost $59,787,576)	65,396,319

REAL ESTATE INVESTMENT TRUSTS - 1.6%
Self-Storage REITs - 1.6%
30,531	National Storage Affiliates Trust	1,063,395
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,293,857)	1,063,395

MONEY MARKET FUNDS - 0.2%
150,474	First American Government Obligations Fund - Class X, 5.01% (b)	150,474
	TOTAL MONEY MARKET FUNDS (Cost $150,474)	150,474

	TOTAL INVESTMENTS (Cost $61,231,907) - 99.9%	66,610,188
	Other Assets in Excess of Liabilities - 0.1%	55,438
	TOTAL NET ASSETS - 100.0%	$66,665,626

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

PLC - Public Limited Company

(a)	Foreign issued security.

(b)	Rate shown is the 7-day effective yield.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).

GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

FREEDOM DAY DIVIDEND ETF

SIGNIFICANT ACCOUNTING POLICIES

Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

Securities for which quotations are not readily available are valued by a committee established by the Trust’s Board of Trustees (the “Board”) in accordance with procedures established by the Board. This “fair valuation” process is designed to value the subject security at the price the Trust would reasonably expect to receive upon its current sale. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of “fair value” pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of June 30, 2023, the Fund did not hold any securities valued by an investment committee.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FREEDOM DAY DIVIDEND ETF

The following is a summary of the fair value classification of the Fund’s investments as of June 30, 2023:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Freedom Day Dividend ETF
Assets*
Common Stocks	$65,396,319	$-	$-	$65,396,319
Real Estate Investment Trusts	1,063,395	-	-	1,063,395
Money Market Funds	150,474	-	-	150,474
Total Investments in Securities	$66,610,188	$-	$-	$66,610,188

*	For further detail on each asset class, see the Schedule of Investments

During the fiscal period ended June 30, 2023, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.